Loan Level Exceptions

Run Date - 5/2/2022

Recovco Loan ID	Redacted ID	Loan #1	Loan #2	Loan #3	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
01NJH1IKN1O	22NQM2 - 423	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
0EPPSAB33TC	22NQM2 - 458	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
1O0NVR3YTJT	22NQM2 - 428	XXXXXXXX	XXXXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of  $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Loan approaved as a full documentation loan, missing all requried income docs.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third Party Valuation product to support appraisal value within 10% variance.
1WEJYVVRE4B	22NQM2 - 414	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.	*** (CURED) ROR funding date before end of required rescission period - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
2EFSFIOYAYF	22NQM2 - 439	XXXXXXXX	XXXXXXXXXX	3	2	1	3	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third party valaution product to support appraisal value within 10% variance.
2LTWGLEID2P	22NQM2 - 429	XXXXXXXX			XXXXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) 1003 Application [information not provide] - EV R COMMENT: Missing EIN Information for XXXXXXX.
2WURQS4YD44	22NQM2 - 418	XXXXXXXX			XXXXXXXXXX	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing Documentation - EV R COMMENT: Prelim does not have the amount of title insurance. *** (CURED) Missing Doc - EV R
3IM1W1X2TTL	22NQM2 - 427	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
3K4KKPMVU3W	22NQM2 - 416	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT:   Manual underwrite. AUS not in file because was not run. See page 14 for notes on 1008.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List, issued on 6/16/2021, is inaccurate. The following is missing from the disclosure: services.  (The only service listed is "SSPL".  That is not a fee listed on the LE.)   Per Regulation Z, if the creditor permits a consumer to shop for a settlement service, the creditor must identify at least one provider of that service on the Service Provider List. The list must also contain sufficient information for the consumer to contact a provider for each required settlement service for which the consumer can shop. In addition, the document must state that the consumer may choose a different provider.  Note: Failure to provide a service provider for a shoppable service on the Service Provider List is treated as not allowing the borrower to shop for that service. As a result, charged shoppable fees will be included in the 10% tolerance bucket.

*** (CURED) Property Type does not meet eligibility requirement(s) - EV R
																COMMENT: property type 2 unit. 1-4 unit family proerty acceptable no issue. see page 31 for appraisal.
4095623	22NQM2 - 461	XXXXXXXX	XXXXXXXXXX	3	2	3	3	1	2	1	1	*** (OPEN) Missing asset documentation (ATR) - EV 2
COMMENT: Lender guidelines section 7.5 states account statements should cover the most recent 60-day period; however, the loan file contains only one month statement for the Bank of America accounts ending XXXX and XXXX as well as only one month of the XXXXXX account XXXX. These assets are needed for sufficient funds to close and reserves; therefore, the second month is needed.	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   The loan closed at XX% LTV/CLTV  and program guidelines limit N/O/O DSCR < XX to XX%.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
COMMENT:   The loan closed at XX% LTV/CLTV  and program guidelines limit N/O/O DSCR < XX to XX%.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The loan file contains only black and white appraisal photos.  Missing the color photos of the subject and comparables.  Additionally, the appraisal has the city listed as XXXXXX; whereas, the Note, DOT and title reflect XXXXXX as the City.

*** (CURED) Title issue - EV R
COMMENT:   The preliminary title (p.491) reflects a judgement recorded XX/XX/XXXX in the amount of $XXX and the loan file does not contain evidence this was satisfied and removed from title.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   Per the inquiry explanation (p.161), the borrower opened a new account with XXXXXX that is not on the credit report.  The file does not contain a copy of the statement showing the payment amount to include in the DTI.

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
57530957	22NQM2 - 460	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
5BAHGZE5S1E	22NQM2 - 436	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
5FI2XQCFAUY	22NQM2 - 424	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX however, the file contains documents dated prior to this date. Auditor is unable to determine the true initial application date and therefore can't determine if the following were disclosed within 3 business days from the application date: Initial LE, Service Provider List,  ARM Loan Program Disclosure, CHARM Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third party Valuaion product to support appraial value within 10% variance. CU score XX
AQQZS2E11GX	22NQM2 - 419	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
B3WWC4MQIVQ	22NQM2 - 450	XXXXXXXX			XXXXXXXXXX	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
BON5OLQ03PI	22NQM2 - 437	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
BYULOQ32FBF	22NQM2 - 420	XXXXXXXX	XXXXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
CRYMFHSDUGL	22NQM2 - 422	XXXXXXXX	XXXXXXXXXX	3	1	3	3	3	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   CU score of XX; missing secondary valuation to support appraisal value.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD issued on XX/XX/XXXX was not received by the consumer 3-business days prior to consummation XX/XX/XXXX and a waiver was not provided. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation or a waiver stating why consummation took place prior to the 3-day rule. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Mortgage not properly executed - EV R
																COMMENT: Security Instrument is inconsistent. The County is listed in the Mortgage has XXXXXXX, however the legal description is XXXXXX County.
DI534D3LXB0	22NQM2 - 445	XXXXXXXX	XXXXXXXXXX	3	2	3	3	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Assets are not sufficient to close - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fees. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third Party Valuation product to support appraisal value within 10% Variance. CU score XX
FRYCLNBFRBB	22NQM2 - 417	XXXXXXXX	XXXXXXXXXX	3	2	3	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R
COMMENT:   The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.

A revised disclosure was not provided  to the consumer within 3 business days of the rate lock date. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) Loan program disclosure missing or unexecuted - EV R
COMMENT:   The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
																COMMENT: The Servicing Information was not disclosed to the consumer on the initial or any revised LEs.
G4KFXVVUKCT	22NQM2 - 434	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
GE4O14TCM2F	22NQM2 - 452	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Adjustable Rate Mortgage Loan Program Disclosure dated XX/XX/XXXX was not disclosed within 3 days of the application date, 8/24/2021. The defect can be resolved by providing evidence that shows the disclosure was provided timely.	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Need bank statement for July for XXXXXX Union and Ameritrade to verify reserves.
1003 shows two 'other' assets in the amount of $XXX and $XXX but no documentation for these assets.

*** (CURED) Tape Discrepancy - EV R
COMMENT:   Tape Discrepancy - Did not include B2 credit score information on file.
Tape Discrepancy - LTV shows at XXX% actual is XXX%

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Income was not decreased by the cost of operation of XXX% required by the guidelines, income used was through XX/XX/XXXX but there were July statements in file. Income after decrease changed to $XXX which increased DTI to XXX%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Income was not decreased by the cost of operation of XXX% required by the guidelines.  Lender used full 12 month average of XXX%.  Income after decrease changed to $XXX which increased DTI to XXX%.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Documentation for rental history not on file.

*** (CURED) Note data is missing or inaccurate - EV R
																COMMENT: ARM Rider on file has information on the bottom of the document cut off.
GXQNGJ4QLLC	22NQM2 - 457	XXXXXXXX	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
																COMMENT: The loan file is missing the Hazard Insurance Agent's Replacement Cost Estimate (RCE) to verify coverage of $XXX, page 370, is sufficient to cover the improvements, or the loan balance. Provide the RCE and confirmation that the coverage is adequate for review.
HKIAEF2JLC1	22NQM2 - 455	XXXXXXXX	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
																COMMENT: Exception: The file does not include a copy of the borrower's 24 month rent payment history for his primary residence.
I3TOSXQSHYM	22NQM2 - 444	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
IXOYDDCRST4	22NQM2 - 431	XXXXXXXX	XXXXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2 COMMENT: LTV of XX% exceeds guidelines maximum of XX% for DSCR under XX	*** (CURED) Original CLTV does not meet eligibility requirement(s) - EV R
COMMENT:   LTV of XX% exceeds guidelines maximum of XX% for DSCR under XX

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: LTV of XX% exceeds guidelines maximum of XX% for DSCR under XX
IZGPKU5QX1D	22NQM2 - 451	XXXXXXXX			XXXXXXXXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: Property in XX, no issue
JJRF1OSABKD	22NQM2 - 438	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
JKU5C102R55	22NQM2 - 446	XXXXXXXX			XXXXXXXXXX	2	2	1	2	1	1	2	1		*** (OPEN) Property Issues indicated - EV 2 COMMENT: Exception Approval, page 370, for one unit < 400 s.f. guidelines. Studio unit is 378 s.f.
JYGILQRHAP5	22NQM2 - 441	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
COMMENT:   The loan is an HPML and it meets the Escrow and Appraisal Requirements.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The CD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Value used by lender not supported - EV R
																COMMENT: Missing Third party valuation product to support appraisal value within 10% variation.
K05RRC3Y1CH	22NQM2 - 430	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
K255TMQ140A	22NQM2 - 462	XXXXXXXX	XXXXXXXXXX	2	2	2	1	1	2	1	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2 COMMENT: 90% LTV exceeds max of 80% allowed for I/O loans. Lender exception approval in file page 609.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on 9/16/21  did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
K2OIJTDDIRY	22NQM2 - 433	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2
															COMMENT: The loan is an HPML. Evidence that a copy of a written appraisal with interior photos and performed by a certified appraiser was provided to the consumer is missing. Per Regulation, a creditor shall provide to the consumer a copy of any written appraisal performed in connection with a HPML. The defect can be resolved by providing evidence that shows the consumer received a copy of the appraisal report.	*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third party Valuation product to support appraisal value within 10% variance.
KGH3IDG3PKR	22NQM2 - 421	XXXXXXXX	XXXXXXXXXX	3	1	3	3	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   Hazard policy is for replacement cost; however, it is written for less than the amount of the mortgage.

*** (CURED) Loan has escrow holdback. No proof it was released - EV R
COMMENT:   Provide evidence that escrow holdbacks and payments appearing on HUD-1 have been released and final title cleared

*** (CURED) Title issue - EV R
COMMENT:   Title shows lien and payments due.  Escrow holdback at closing pending resolution.

*** (CURED) Title reports unpaid liens - EV R
																COMMENT: Title reflects unpaid lien, plumbing, and utility charges with holdback of $XXX
LEBYH2G1XYX	22NQM2 - 426	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee and Mortgage Broker Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R
COMMENT:   The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, <enter consummation date>. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
LIRJUYYAWQ2	22NQM2 - 413	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
LQVSXNBMFVF	22NQM2 - 425	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fee was not accepted because the change was not disclosed within 3-business days: Appraisal Final Inspection Fee. The change occurred on XX/XX/XXXX; however, the disclosure was not issued until XX/XX/XXXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Note does not list the Broker's NMLS.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
NT5X5UMPKBO	22NQM2 - 449	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   CU value is XX - Appraised value is within 10% of CDA

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. "

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
PSRBV5TNORH	22NQM2 - 432	XXXXXXXX	XXXXXXXXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   "This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   DTI is XX% and Credit is C du to 120 late mortgage payment XX/XX/XXXX. Per guidelines, DTI up to 55% only allowed for A or better grade.  Lender approved at XX%, but did not include B3 consumer debt of $XXX.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   DTI is XX% and Credit is C du to 120 late mortgage payment XX/XX/XXXX. Per guidelines, DTI up to 55% only allowed for A or better grade.  Lender approved at XX%, but did not include B3 consumer debt of $XXX.

*** (CURED) Loan amount exceeds guideline maximum - EV R
COMMENT:   Loan amount of $XXX exceed max of $XXX allowed for C grade.  Loan rated C grade due to 120 late on mortgage history.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent. "

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
																COMMENT: Max LTV for C grade is XX%. Subject closed at 80%. C grade due to 120 day mortgage late w/in 12 months.
Q3OLLYKQHC1	22NQM2 - 447	XXXXXXXX	XXXXXXXXXX	3	1	1	3	1	1	1	1	*** (CURED) Appraised value not supported. Form Type and CU Score - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
RYJBHE5AAMO	22NQM2 - 440	XXXXXXXX	XXXXXXXXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R

*** (CURED) Tape Discrepancy - EV R
COMMENT:   Tape discrepancy regarding qualifying FICO - Documentation shows using B2 FICO for qualifying, verified guidelines - Credit score of the Primary Wage Earner will be used for grading and pricing when using 12 month bank statements to qualify. Borrower 2 has XX% ownership of business, borrower 1 has XX% ownership per CPA letter

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Unable to Validate what QM Program the Loan was Originated under - EV R
																COMMENT: File is 12 month Bank statement, Alt Doc, non QM, QM origination information not provided.
TC5JSYTYI1J	22NQM2 - 435	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Coordination Fee (8/2XX/XX/XXXX), Lender's Title Insurance (8/2XX/XX/XXXX & XX/XX/XXXX), Recording Processing Fee (8/2XX/XX/XXXX), and Tax Research (8/2XX/XX/XXXX).  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Income documentation does not meet guidelines - EV R

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Mortgage Broker NMLS disclosed on the CD issued on XX/XX/XXXX  is missing.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Mortgage Broker NMLS disclosed on the LE issued on XX/XX/XXXX is missing.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
																COMMENT: Proivide Mortgage history for primary residence for 12 months.
TNRYE1B3Q1C	22NQM2 - 442	XXXXXXXX	XXXXXXXXXX	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) ComplianceEase TILA Test Failed - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
VD4IUIJMPCZ	22NQM2 - 463	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
VJHNGKU0W11	22NQM2 - 448	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
VNQQ1H22YHT	22NQM2 - 454	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
WPORF50VYKY	22NQM2 - 415	XXXXXXXX			XXXXXXXXXX	1	1	1	1	1	1	1	1
YRSTLUAAZHT	22NQM2 - 443	XXXXXXXX			XXXXXXXXXX	2	2	1	1	2	1	1	2		*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.
Z00YE43DE33	22NQM2 - 456	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: This loan failed the revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Although evidence was provided showing the consumer received the emailed disclosures, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.
ZC35YCRQTSP	22NQM2 - 459	XXXXXXXX	XXXXXXXXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
ZDF5SB3KGJB	22NQM2 - 453	XXXXXXXX	XXXXXXXXXX	3	2	1	1	3	1	1	2	*** (OPEN) ComplianceEase TRID Tolerance Test Failed #2 - EV 2 COMMENT: The loan is an HPML and it meets the Escrow and Appraisal Requirements.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consent.